Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member] Parent Company [Member]	Dec. 31, 2011 Successor [Member] Parent Company [Member]	Nov. 03, 2011 Successor [Member] Parent Company [Member]	Sep. 30, 2012 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2011 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Nov. 03, 2011 Successor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Nov. 03, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Nov. 03, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Successor [Member] Eliminations [Member]	Nov. 03, 2011 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Parent Company [Member]	Sep. 30, 2011 Predecessor [Member] Parent Company [Member]	Dec. 31, 2010 Predecessor [Member] Parent Company [Member]	Dec. 31, 2009 Predecessor [Member] Parent Company [Member]	Dec. 31, 2008 Predecessor [Member] Parent Company [Member]	Dec. 31, 2011 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Sep. 30, 2011 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2010 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2009 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2008 Predecessor [Member] Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2008 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2008 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminations [Member]	Sep. 30, 2011 Predecessor [Member] Eliminations [Member]	Dec. 31, 2010 Predecessor [Member] Eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Eliminations [Member]	Dec. 31, 2008 Predecessor [Member] Eliminations [Member]
Current assets:
Cash and cash equivalents			$ 306,927	$ 215,426	$ 711,885	$ 656,793	$ 398	$ 411	$ 0	$ 246,645	$ 142,652	$ 636,234	$ 0	$ 0	$ 0	$ 59,884	$ 72,363	$ 75,651	$ 0	$ 0	$ 0	$ 711,885	$ 711,885	$ 656,793	$ 316,603	$ 263,157	$ 247,767	$ 0	$ 0	$ 0	$ 0	$ 0	$ 636,234	$ 551,207	$ 228,763	$ 74,508	$ 5,383	$ 0	$ 0	$ 4,252	$ 2,509	$ 3,456	$ 75,651	$ 105,586	$ 83,588	$ 186,140	$ 238,928	$ 0	$ 0	$ 0	$ 0	$ 0
Accounts receivable, net			381,622	401,958			0	0		202,358	211,187		54,272	53,097		124,992	137,674		0	0					414,083					0					235,004					43,773					135,306					0
Inventories, net			123,617	178,243			0	0		62,210	79,302		68,973	87,171		58,412	81,797		(65,978)	(70,027)					172,552					0					74,623					86,422					91,488					(79,981)
Deferred income taxes			0	23,270				0			98,062			0			2,853			(77,645)					30,112					0					23,224					4,364					2,524					0
Prepaid expenses and other			39,334	46,022			0	0		9,006	30,663		5,547	7,257		335,617	354,633		(310,836)	(346,531)					34,199					0					15,372					9,913					315,130					(306,216)
Assets held for sale			108,688	0			0			65,723			9,070			49,133			(15,238)
Intercompany receivables			0	0			166	0		1,176,918	998,244		2,088,503	1,891,483		837,017	50,787		(4,102,604)	(2,940,514)					0					0					0					771,162					100,994					(872,156)
Total current assets			960,188	864,919			564	411		1,762,860	1,560,110		2,226,365	2,039,008		1,465,055	700,107		(4,494,656)	(3,434,717)					967,549					0					576,986					919,886					729,030					(1,258,353)
Net property, plant and equipment			413,311	545,347			0	0		274,193	341,646		99,887	69,452		187,922	311,063		(148,691)	(176,814)					271,063					0					234,354					54,199					222,742					(240,232)
Debt issuance costs, net			98,393	111,397			0	0		98,393	111,397		0	0		0	0		0	0					22,622					0					22,622					0					0					0
Deferred income taxes			22,086	18,322			0	0		0	0		0	0		22,086	18,322		0	0					17,151					0					0					0					17,151					0
Goodwill			3,471,907	3,497,532			0	0		2,475,372	2,499,690		996,535	997,842		0	0		0	0					1,328,881					0					198,244					1,121,519					9,118					0
Identifiable intangible assets, net			2,692,217	2,875,736			0	0		443,054	528,524		2,061,297	2,124,821		187,866	222,391		0	0					453,802					0					5,402					437,075					11,325					0
Other non-current assets			6,018	8,126			0	0		296	2,149		149	149		96,473	96,728		(90,900)	(90,900)					14,931					0					8,962					1,779					5,820					(1,630)
Intercompany loan receivables			0	0			0	0		903,277	848,552		333,072	323,884		0	75,020		(1,236,349)	(1,247,456)					0					0					0					142,960					0					(142,960)
Intercompany investments			0	0			1,411,758	1,593,033		257,641	332,987		445,578	775,147		0	0		(2,114,977)	(2,701,167)					0					0					2,254,058					261,993					29,609					(2,545,660)
Total assets			7,664,120	7,921,379			1,412,322	1,593,444		6,215,086	6,225,055		6,162,883	6,330,303		1,959,402	1,423,631		(8,085,573)	(7,651,054)					3,075,999	3,038,565				0					3,300,628					2,939,411					1,024,795					(4,188,835)
Current liabilities:
Accounts payable			40,502	49,898			0	0		19,361	23,233		12,200	14,884		8,941	11,781		0	0					60,137					0					29,351					17,936					12,850					0
Accrued expenses and other			351,508	311,617			0	0		246,704	194,940		228,275	235,137		63,974	70,497		(187,445)	(188,957)					225,524					0					132,121					230,188					57,103					(193,888)
Intercompany payables			0	0			2,130	0		485,326	163,543		2,365,375	2,314,174		1,249,773	462,799		(4,102,604)	(2,940,516)					0					0					292,018					431,851					123,287					(847,156)
Current installments of long-term debt	23,464	23,491	23,464	23,491			0	0		23,464	23,491		0	0		0	0		0	0					169,500					0					169,500					0					0					0
Income taxes payable				0				0			0			662			14,050			(14,712)					0					0					0					662					31					(693)
Deferred income taxes			1,086	0			0	0		1,086	0		0	77,645		0	0		0	(77,645)
Intercompany debt																									0					0					25,000					0					0					(25,000)
Liabilities related to assets held for sale			18,339	0			0			16,427			0			1,912			0
Total current liabilities			434,899	385,006			2,130	0		792,368	405,207		2,605,850	2,642,502		1,324,600	559,127		(4,290,049)	(3,221,830)					455,161					0					647,990					680,637					193,271					(1,066,737)
Long-term debt, net of current installments and discount	4,630,818	4,639,728	4,630,818	4,639,728			0	0		4,630,818	4,639,728		0	0		0	0		0	0					935,290					0					935,290					0					0					0
Non-current tax liabilities			40,582	38,295			0	0		33,098	31,114		0	0		7,484	7,181		0	0					35,588					0					28,258					0					7,330					0
Deferred income taxes			1,109,544	1,253,344			0	0		109,148	244,517		930,130	911,417		70,266	97,410		0	0					163,386					0					5,082					158,304					0					0
Other non-current liabilities			38,139	11,562			54	0		36,199	9,837		371	802		1,515	923		0	0					3,495					0					908					1,917					670					0
Intercompany loan payables			0	0			0	0		333,072	398,904		903,277	848,552		0	0		(1,236,349)	(1,247,456)					0					0					140,000					0					2,960					(142,960)
Total liabilities			6,253,982	6,327,935			2,184	0		5,934,703	5,729,307		4,439,628	4,403,273		1,403,865	664,641		(5,526,398)	(4,469,286)					1,592,920					0					1,757,528					840,858					204,231					(1,209,697)
Equity:
Total equity			1,410,138	1,593,444			1,410,138	1,593,444		280,383	495,748		1,723,255	1,927,030		555,537	758,990		(2,559,175)	(3,181,768)			1,837,110		1,483,079	1,177,471	903,370			0					1,543,100					2,098,553					820,564					(2,979,138)
Total liabilities and shareholders' equity			$ 7,664,120	$ 7,921,379			$ 1,412,322	$ 1,593,444		$ 6,215,086	$ 6,225,055		$ 6,162,883	$ 6,330,303		$ 1,959,402	$ 1,423,631		$ (8,085,573)	$ (7,651,054)					$ 3,075,999					$ 0					$ 3,300,628					$ 2,939,411					$ 1,024,795					$ (4,188,835)